Shareholder Fees	Mar. 31, 2024
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Matisse Discounted Closed-End Fund Strategy | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
MATISSE DISCOUNTED BOND CEF STRATEGY | Matisse Discounted Bond CEF Strategy | Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%